FAIR VALUE (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2007 item	Feb. 28, 2014	Feb. 28, 2013
FAIR VALUE
Number of securities in mutual funds bought	1
Reconciliation of available-for-sale securities measured and recorded at fair value on a recurring basis
Balance at the beginning of the period		$ 399,955	$ 361,803
Changes in fair value		26,459	34,331
Foreign exchange difference		8,861	3,821
Disposal		(435,275)
Balance at the end of the period			$ 399,955